CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Shares of preferred stock [Member]	Shares of common stock [Member]	Preferred stock and paid in capital [Member] USD ($)	Common stock and paid in capital [Member] USD ($)	Distributions in excess of net income [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2008			$ 337,790	$ 1,624,622	$ (407,751)	$ 1,554,661
Balance (in shares of common stock) at Dec. 31, 2008		104,211,541
Balance (in shares of preferred stock) at Dec. 31, 2008	13,900,000
Net income			0	0	131,127	131,127
Distributions paid and payable			0	0	(202,394)	(202,394)
Share-based compensation			0	4,615		4,615
Share-based compensation (in shares)		75,164
Balance at Dec. 31, 2009			337,790	1,629,237	(479,018)	1,488,009
Balance (in shares of common stock) at Dec. 31, 2009		104,286,705
Balance (in shares of preferred stock) at Dec. 31, 2009	13,900,000
Net income			0	0	130,784	130,784
Distributions paid and payable			0	0	(208,878)	(208,878)
Shares issued in stock offerings, net of offering costs			0	432,591	0	432,591
Shares issued in stock offerings, net of offering costs (in shares)		13,558,500
Share-based compensation			0	4,459	0	4,459
Share-based compensation (in shares)		213,783
Balance at Dec. 31, 2010			337,790	2,066,287	(557,112)	1,846,965
Balance (in shares of common stock) at Dec. 31, 2010		118,058,988
Balance (in shares of preferred stock) at Dec. 31, 2010	13,900,000
Net income			0	0	157,032	157,032
Distributions paid and payable			0	0	(245,904)	(245,904)
Shares issued in stock offerings, net of offering costs			0	489,236	0	489,236
Shares issued in stock offerings, net of offering costs (in shares)		14,925,000
Shares issued pursuant to dividend reinvestment and stock purchase plan, net			0	1,930	0	1,930
Shares issued pursuant to dividend reinvestment and stock purchase plan, net (in shares)		59,605				59,605
Share-based compensation			0	5,595	0	5,595
Share-based compensation (in shares)		179,745
Balance at Dec. 31, 2011			$ 337,790	$ 2,563,048	$ (645,984)	$ 2,254,854
Balance (in shares of common stock) at Dec. 31, 2011		133,223,338
Balance (in shares of preferred stock) at Dec. 31, 2011	13,900,000